Northern Lights Fund Trust II

Two Oaks Diversified Growth and Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Two Oaks Diversified Growth and Income Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on August 10, 2011 (SEC Accession No. 0000910472-11-001409).